Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of the expense (benefit) for income taxes for the periods presented are as follows:

	Years Ended December 31,
	2017	2016
	(Dollars in thousands)
Current income tax expense:
Federal	$3,529	$973
State	108	(116)

Total current income tax expense	3,637	857
Deferred income tax expense (benefit):
Federal	(50)	752
State	—	—

Total deferred income tax expense (benefit)	(50)	752

Total income tax expense (benefit)	$3,587	$1,609

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the expected income tax expense at the statutory federal income tax rate of 34% to the Company’s actual income tax expense and effective tax rate for the periods presented is as follows:

	Years Ended December 31,
	2017		2016
	Amount	%	Amount	%
	(Dollars in thousands)
Tax expense at federal income tax rate	$2,835	34.00%	$1,810	34.00%
State taxes	71	0.85%	(76)	-1.43%
Increase (decrease) resulting from:
Tax-exempt interest	(617)	-7.40%	(535)	-10.05%
Bank-owned life insurance	1	0.01%	1	0.02%
Stock compensation	260	3.12%	295	5.54%
Interest expense exclusion	29	0.35%	25	0.47%
Meals and entertainment	99	1.19%	95	1.78%
Club dues	56	0.67%	32	0.60%
Deferred Tax Valuation Adjustment	834	10.00%	—	0.00%
Other	19	0.22%	(38)	-0.71%

Total	$3,587	43.01%	$1,609	30.22%

Schedule of Deferred Tax Assets and Liabilities

The significant components of the net deferred tax assets and liabilities for the periods presented are as follows:

	December 31,
	2017	2016
	(Dollars in thousands)
Deferred tax assets:
Unrealized loss on securities available-for-sale	$133	$—
Allowance for loan losses	1,187	1,362
Texas margin tax	5	13
Organizational costs	47	91
Purchase accounting	194	313
Net operating loss	442	938
Stock Option Expense	273	185
Other	1	2

Total gross deferred tax assets	2,282	2,904

Deferred tax liabilities:
Depreciation	(517)	(850)
Purchase accounting	(246)	(596)
SBA Servicing	(25)	(161)
FHLB dividends	(14)	—

Total gross deferred tax liabilities	(802)	(1,607)

Deferred tax assets, net	$1,480	$1,297